Goodwill and Intangible Assets, Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Balance at beginning of period	$ 225.9	$ 194.4
Goodwill, Acquired During Period	62.4	34.7
Foreign Currency Adjustments	6.9	(3.2)
Balance at end of period	294.4	225.9
Goodwill, Allocation Adjustment	(0.8)
FMC Agricultural Solutions [Member]
Goodwill [Roll Forward]
Balance at beginning of period	12.4	2.8
Goodwill, Acquired During Period	19.5	9.6
Foreign Currency Adjustments	0.2	0
Balance at end of period	31.0	12.4
Goodwill, Allocation Adjustment	(1.1)
FMC Health and Nutrition [Member]
Goodwill [Roll Forward]
Balance at beginning of period	197.0	191.0
Goodwill, Acquired During Period	42.9	8.9
Foreign Currency Adjustments	6.3	(2.9)
Balance at end of period	246.6	197.0
Goodwill, Allocation Adjustment	0.4
FMC Minerals [Member]
Goodwill [Roll Forward]
Balance at beginning of period	0	0
Goodwill, Acquired During Period	0	0
Foreign Currency Adjustments	0	0
Balance at end of period	0	0
Goodwill, Allocation Adjustment	0
FMC Peroxygens [Member]
Goodwill [Roll Forward]
Balance at beginning of period	16.5	0.6
Goodwill, Acquired During Period	0	16.2
Foreign Currency Adjustments	0.4	(0.3)
Balance at end of period	16.8	16.5
Goodwill, Allocation Adjustment	$ (0.1)